Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss)/income	$ (1,989)	$ (2,824)	$ 5,637
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation	3,671	3,151	4,176
Realized loss/(gain) on exchange of digital assets	(713)	(34)	273
Equity income on equity method investments	(75)	(12)	(512)
Share-based compensation expenses	571	138	849
Net loss/(gain) on disposal of property and equipment	45	357	(3,866)
Amortization of operating lease right-of-use asset	10		1,346
Impairment losses on cryptocurrency assets			3
Provision for impairment loss of account receivables and other receivables			1,652
Deferred income tax (benefit)/expense			59
Loss on disposal and closure of subsidiaries and branches			2,639
Gains on disposal of subsidiaries and VIEs			(10,835)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals of subsidiaries:
Increase/(decrease) in accounts receivable	8	3,417	(10,325)
Increase in right-of-use asset	(394)
Decrease in contract assets			214
Decrease in other contract costs			2,723
Decrease in other non-current assets			1,479
(Increase)/decrease in prepayments and other current assets	8	3,003	(969)
Change of Digital assets	64	(311)	(367)
Increase/(decrease) in accounts payable	(13)	(3,327)	3,289
(Increase)/decrease in deferred revenue	(126)	250	(12,613)
Decrease in salary and welfare payable			(2,609)
Decrease in financial liabilities from contracts with customers			(10,169)
Increase/(decrease) in accrued expenses and other payables	121		(1,849)
(Decrease in prepaid tax			34
Increase/(decrease) in operating lease liability	49		(1,314)
Increase in income taxes payable			9
Increase of lease liability-non-current	320
Net cash flow generated from/(used in) operating activities	1,557	3,808	(31,046)
Cash flows from investing activities:
Purchases of property and equipment	(2,744)	(2,501)	(8,875)
Disposal of subsidiaries and VIEs			(2,534)
Payment for investment in associate			(1,799)
Proceeds from disposal of property and equipment		564	10,605
Advances to related parties	(4,697)	(2,683)	(194)
Repayment of advances to related parties	441		441
Net cash used in investing activities	(7,000)	(4,620)	(2,356)
Cash flows from financing activities:
Proceeds from Short term loans	810	182	1,041
Repayment of Short term loans	(451)	(927)	(1,041)
Advances from related parties			4,063
Repayment of advances from related parties			(2,770)
Reserves recapitalization and proceeds from issuance of ordinary shares	19,941	1,552
Proceeds from issuance of ordinary shares for private placement			6,459
Net cash generated from financing activities	20,300	807	7,752
Net increase/(decrease) in cash and cash equivalents and restricted cash	14,857	(5)	(25,650)
Cash and cash equivalents and restricted cash at the beginning of the year	43	48	25,698
Cash and cash equivalents and restricted cash at the end of the year	14,900	43	48
Supplemental disclosure of cash flow information:
Interest paid	21	63	23
Income tax paid			104
Supplemental disclosure of non-cash flow information:
Lease liability arising from obtaining right-of-use asset	394
Non-cash issuance of common shares for the purchase of equity in a joint venture	1,051
Non-cash issuance of common shares for the payment of mining facility acquisition	360
Issuance of ordinary shares for previously received cash proceeds	$ 542